CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (2,816,584)	$ (2,388,294)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	57,131	57,533
Financial expense	14,366	11,233
Revaluation of convertible notes	692,654	0
Share-based compensation	63,703	81,963
Decrease (increase) in trade receivables, net	(709,261)	2,275,187
Decrease (increase) in other receivables and prepaid expenses	(193,364)	59,812
Increase in inventories	(32,823)	(126,009)
Decrease in severance pay deposit	19,930	0
Increase (decrease) in trade payables	28,511	(696,384)
Increase (decrease) in other current liabilities	214,057	(601,054)
Increase (decrease) in accrued severance pay	(76,339)	35,908
Net cash used in operating activities	(2,738,019)	(1,290,105)
Cash flows from investing activities:
Purchase of property, plant and equipment	(14,818)	(10,813)
Other	0	2,502
Net cash used in investing activities	(14,818)	(8,311)
Cash flows from financing activities:
Proceeds from exercise of warrants and options	20,828	0
Issuance of shares and warrants, net of issuance costs of $231,376	2,580,398	0
Proceeds from short-term bank credit line, net	0	1,990,655
Repayment of loan from a related party	(26,447)	(213,495)
Net cash provided by financing activities	2,574,779	1,777,160
Increase (decrease) in cash, cash equivalents and restricted deposit	(178,058)	478,744
Cash, cash equivalents and restricted deposit at the beginning of the period	2,593,094	2,335,232
Cash, cash equivalents and restricted deposits at the end of the period	2,415,036	2,813,976
Supplementary disclosure on cash flows:
Interest received	6,121	11,924
Interest paid	78,712	30,011
Cash and cash equivalents	2,363,403	2,769,901
Non-current restricted deposit	$ 51,633	$ 44,075